RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jan. 01, 2019
Right of Use [Line Items]
Carrying amounts of right-of-use assets	¥ 0	¥ 32,619,000	¥ 32,619,000		¥ 17,266,000
Depreciation charge of right-of-use assets	13,082,000	12,187,000
Interest expense	2,748,000	315,000	¥ 0
Total cash outflow in financing activities for leases	14,841,000	13,902,000
Right-of-use assets [member]
Right of Use [Line Items]
Carrying amounts of right-of-use assets	58,458,000	5,078		¥ 5,078	¥ 17,266,000
Depreciation charge of right-of-use assets	13,082,000	12,187
Interest expense	¥ 2,746,000	¥ 315